Share-based compensation	12 Months Ended
Dec. 31, 2023
Share-based compensation
Share-based compensation

14. Share-based compensation

The total share-based compensation expense recognized in the statement of comprehensive loss for equity incentive units granted to Board Members, Executive Managers, employees and consultants has been recorded under the following headings:

	2023	2022	2021
Research and development	570,660	1,047,398	467,812
General and administration	1,223,807	2,634,675	710,532
Total share-based compensation	1,794,467	3,682,073	1,178,344

Analysis of share-based compensation by equity incentive plan is detailed as follows:

	2023	2022	2021
Equity sharing certificate plan	—	44,244	4,476
Share purchase plan	—	—	23,498
Share option plans	1,794,467	3,637,829	1,150,370
Total share-based compensation	1,794,467	3,682,073	1,178,344

The share-based compensation expense decreased by CHF 1.9 million in 2023 compared to 2022 primarily due to higher expenses in 2022 in the fair value of equity incentive units following reductions in their strike price.

The share-based compensation expense increased by CHF 2.5 million in 2022 compared to 2021 primarily due to the increase in the fair value of equity incentive units (ESC and employee share options) following reductions in their strike price.

Equity Sharing Certificate Equity Incentive Plan

On June 1, 2010, the Company established an equity incentive plan based on equity sharing certificates (“ESCs”) to provide incentives to Board Members, Executive Managers, employees and consultants of the Group. Each ESC provides the holder (i) a right to subscribe for 1,000 shares in the Company, and (ii) a right to liquidation proceeds equivalent to that of shareholders. All rights of the ESCs expire after their defined exercise period with the ownership of the ESCs reverting to the Group. ESCs granted are subject to certain vesting conditions based on the service period defined in each grant agreement. The holder of vested ESCs has the right to subscribe to shares at the subscription price if the underlying share price has reached the floor price. The floor and subscription price are defined by the Board of Directors in each grant agreement at the time of issuance. In the event of a change in control, all ESCs are automatically vested. The Group has no legal or constructive obligation to repurchase or settle ESCs in cash.

Movements in the number of share subscription rights attached to the ESCs outstanding are as follows:

	Average		Average
	subscription		subscription
	prices / floor		prices / floor
	prices (CHF)	2022	prices (CHF)	2021
At January 1	1.54	198,750	1.54	198,750
Exercised under the DSPPP	0.13	(198,750)	—	—
At December 31	—	—	1.54	198,750

At December 31, 2023 and 2022, there are no subscription rights attached to the ESCs (2021: 198,750 were exercisable and outstanding).

Employee share option plans (ESOP)

The Company established an employee share option plan to provide incentives to directors, executives, employees and consultants of the Group.

During 2023, the Group granted the following options with vesting over 4 years and a 10-year exercise period at the grant date as described in the table below. Grant conditions relating to the strike price have been amended during the year ended December 31, 2023.

				Number of
			Number of	share	Number of
			share	options repriced	options exercised
	Strike price at	Expiry date at	options	to CHF 0.043 on	under
	grant date	grant date	granted	November 27 2023	the DSPPP
January 1, 2023	0.101	Dec. 31, 2032	436,677	—	—
May 12, 2023	0.13	May 11, 2033	12,736,209	12,736,209	12,527,235
July 1, 2023	0.106	June 30, 2033	147,695	—	—
Total 2023			13,320,581	12,736,209	12,527,235

In 2023, the Group granted 13,320,581 share options of which 12,736,209 were repriced at a strike price of CHF 0.043 on November 27, 2023 and 12,527,235 have been exercised the same day under the DSPPP.

During 2022, the Group granted the following options with vesting over 4 years and a 10-year exercise period at the grant date as described in the table below. Grant conditions relating to the strike price have been amended during the year ended December 31, 2022.

				Number of	Number of
				share options	share options	Number of
			Number of	repriced to	repriced to	options exercised
	Strike price at	Expiry date at	share options	CHF 0.19 on	CHF 0.13 on	under
	grant date	grant date	granted	August 2 2022	October 5 2022	the DSPPP
April 12, 2022	1.00	April 11, 2032	3,840,657	3,840,657	3,840,657	3,738,258
April 12, 2022	1.00	Dec. 31, 2031	6,000	6,000	6,000	6,000
April 12, 2022	1.04	Dec. 31, 2031	49,713	—	—	—
May 2, 2022	1.00	May 1, 2032	6,000	6,000	6,000	6,000
October 5, 2022	0.13	Oct. 4, 2032	5,423,076	—	—	5,332,547
October 6, 2022	0.13	Oct. 5, 2032	2,677	—	—	2,677
December 29, 2022	0.20	June 30, 2032	108,955	—	—	—
Total 2022			9,437,078	3,852,657	3,852,657	9,085,482

In 2022, the Group granted 9,437,078 share options of which 3,852,657 were repriced at a strike price of CHF 0.13 on October 5, 2022 and 9,085,482 have been exercised on October 26, 2022 under the DSPPP.

Movements in the number of options outstanding are as follows:

	Average		Average		Average
	strike price		strike price		strike price
	(CHF)	2023	(CHF)	2022	(CHF)	2021
At January 1	0.55	777,000	2.01	8,615,885	2.16	6,768,460
Exercised under the DSPPP	0.043	(12,527,235)	0.13	(17,240,133)	—	—
Granted	0.13	13,320,581	0.49	9,437,078	1.46	1,868,900
Forfeited	—	—	1.00	(35,830)	1.93	(11,475)
Expired	—	—	—	—	2	(10,000)
At December 31	0.32	1,570,346	0.55	777,000	2.01	8,615,885

At December 31, 2023, of the outstanding 1,570,346 share options (respectively 2022: 777,000 and 2021: 8,615,885), 686,605 were exercisable (respectively 2022: 389,668 and 2021: 5,954,115 ).

The outstanding share options as at December 31, 2023 and 2022 have the following expiry dates:

At December 31, 2023	Range of strike prices (CHF)
Expiry date	0.043 to 0.106	0.13	0.14 to 0.99	1.00 to 3.00	Total
2025	—	—	25,000	4,687	29,687
2027	—	56,655	11,385	7,241	75,281
2028	—	59,530	26,085	5,292	90,907
2029	—	—	—	110,500	110,500
2030	—	10,000	—	44,854	54,854
2031	—	40,000	—	73,888	113,888
2032	436,677	192,928	108,955	—	738,560
2033	356,669	—	—	—	356,669
Total	793,346	359,113	171,425	246,462	1,570,346

At December 31, 2022	Range of strike prices (CHF)
Expiry date	0.13	0.14 to 0.99	1.00 to 3.00	Total
2025	—	25,000	4,687	29,687
2027	56,655	11,385	7,241	75,281
2028	59,530	26,085	5,292	90,907
2029	—	—	110,500	110,500
2030	10,000	—	44,854	54,854
2031	40,000	—	73,888	113,888
2032	192,928	108,955	—	301,883
Total	359,113	171,425	246,462	777,000

The weighted average fair value of share options granted during 2023 determined using a Black-Scholes model was CHF 0.08 (2022: CHF 0.18 and 2021: CHF 0.72). The significant inputs to the model were:

	2023	2022	2021
Weighted average share price per share at the grant date	CHF 0.14	CHF 0.41	CHF 1.58
Weighted average strike price per share	CHF 0.13	CHF 0.49	CHF 1.46
Weighted average volatility (1)	58.16%	50.34%	47.07%
Weighted average expected option life (years)	6.25	6.25	6.25
Dividend yield	—	—	—
Weighted average annual risk-free rate	0.86%	0.75%	0.44%

(1) The expected volatility is based on historical share prices of the company

Deferred Strike Price Payment Plan (DSPPP)

The Group has implemented a staff retention plan which includes a DSPPP which encourages Board Members, Executive Managers and employees to exercise their share options or equity sharing certificates and become shareholders of the Company by allowing the deferral of the obligation to pay the strike price until the earlier of the sale of the shares or 10 years. Shares received through the exercise of unvested share options are subject to sales restrictions reflecting the remaining vesting period of exercised equity incentive units. In the event of a change of control, bankruptcy of the Company or forced sale of the shares at a price below the strike price, the deferred strike price payment obligation is waived. Under IFRS 2, the DSPPP is considered to be a non-recourse loan and consequently the options are deemed to be exercised on the date that the loan is repaid. Therefore, neither the shares nor the loan, are outstanding until either the options are exercised by paying the exercise price for the shares (repaying the loan) or the options expire entirely after 10 years without any remaining obligation from the option holders. The DSPPP is considered to be a modification of the equity incentive plan and consequently, the shares issued from the exercise of equity incentive units (“DSPPP Shares”) are recorded as treasury shares and associated share-based compensation is recognized over the remaining vesting period as if the equity incentive units had not been exercised. During the twelve - months period ending December 31, 2023, 12,527,235 options have been exercised through our DSPPP. The modification of the equity incentive plan decreased the fair value by CHF 12,323. This decrease has not been recognized according to IFRS 2. During the twelve - months period ending December 31, 2022, 17,438,883 options have been exercised through our DSPPP and the resulting modification of the equity incentive plan increased the fair value by CHF 63,399 of which CHF 52,216 has been recognized in 2022.

Movements in the number of DSPPP shares are as follows:

	Average		Average
	deferred strike		deferred strike
	price payment		price payment
	(CHF)	2023	(CHF)	2022
At January 1	0.13	17,438,883	—	—
Forfeited	0.13	(7,311)	—	—
Granted - exercise of ESOP & ESC	0.043	12,527,235	0.13	17,438,883
At December 31	0.09	29,958,807	0.13	17,438,883

On November 27, 2023 and October 26, 2022, Board Members, Executive Managers and employees exercised 12,527,235 and 17,438,883 equity incentive units, respectively, at a strike price of CHF 0.043 and CHF 0.13, respectively. At December 31, 2023, of the 29,958,807 DSPPP shares (2022: 17,438,883 DSPPP shares), 12,573,975 (2022: 7,726,415) are not subject to sales restrictions.

The DSPPP will expire as follow:

At December 31, 2023	Range of strike prices (CHF)
Expiry date	0.043	0.13	Total
2032	—	17,431,572	17,431,572
2033	12,527,235	—	12,527,235
Total	12,527,235	17,431,572	29,958,807

Share purchase plan

The Group established a share purchase plan under which services are settled for shares. Under the plan Board Members, Executive Managers, employees and consultants may receive fully paid ordinary shares from the Group’s treasury share reserve for services rendered. The Group established a share purchase plan under which services are settled for shares. Under the plan Board Members, Executive Managers, employees and consultants may receive fully paid ordinary shares from the Group’s treasury share reserve for services rendered. During the year ended December 31, 2023 and 2022, the Group did not use its treasury shares to pay consultants whilst during the year ended December 31, 2021, 116,914 shares were transferred to settle CHF 164,980 of consulting fees.